Condensed Financial Information of the Parent Company (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net (loss) income	$ (53,385,988)	$ (4,627,772)	$ 2,543,813
Amortization of debt issuance costs	294,699	60,301	1,691,609
Other current assets	1,181,680	(318,052)	(222,440)
Other current liabilities	1,408,795	937,330	(232,463)
Net cash used in operating activities	52,461,825	(16,775,531)	(75,754,162)
Net cash (used in) provided by investing activities	(59,702,705)	2,068,359	35,896,193
Proceeds from promissory notes	0	5,000,000	0
Repayment of promissory notes	(2,586,986)	(130,000)	0
Repayment of convertible promissory notes	0	(6,050,625)	0
Issuance of ordinary shares, net	781,980	0	0
Proceeds from advances from related parties	0	715,226	9,150
Repayment of advances from related parties	(115,200)	(482,807)	0
Net cash provided by (used in) financing activities	7,561,982	1,827,370	11,017,942
Cash and restricted cash, beginning of year	486,522	12,789,735	41,167,501
Cash and restricted cash, end of year	804,098	486,522	12,789,735
FAMI
Net (loss) income	(53,098,649)	(4,654,679)	2,543,813
Equity in loss (earnings) of subsidiaries	51,537,574	2,254,102	(4,721,801)
Interest expenses for promissory note redemption	94,166	1,444,191	0
Amortization of debt issuance costs	294,699	60,301	1,691,609
Change in fair value of derivative liability	0	0	(873,767)
Other current assets	2	134,996	98
Other current liabilities	441,343	0	(50,869)
Net cash used in operating activities	(730,865)	(761,089)	(1,410,917)
Investing in subsidiaries	(7,200,929)	1,028,374	(10,576,178)
Net cash (used in) provided by investing activities	(7,200,929)	1,028,374	(10,576,178)
Proceeds from promissory notes	0	5,000,000	0
Repayment of promissory notes	(2,586,986)	(130,000)	0
Repayment of convertible promissory notes	0	(6,050,625)	0
Issuance of ordinary shares for warrants exercised	781,980	0	0
Issuance of ordinary shares, net	9,850,000	762,703	7,930,000
Proceeds from advances from related parties	0	150,623	0
Repayment of advances from related parties	(113,200)	0	0
Net cash provided by (used in) financing activities	7,931,794	(267,299)	7,930,000
Net decrease in cash	0	(14)	(4,057,095)
Cash and restricted cash, beginning of year	70	84	4,057,179
Cash and restricted cash, end of year	$ 70	$ 70	$ 84